EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on January 16, 2015 (Accession No. 0001193125-15-013261), to the Prospectus dated May 1, 2014, as supplemented, for the Class IB and K shares of AXA Natural Resources Portfolio (formerly, EQ/Natural Resources PLUS Portfolio), a series of EQ Advisors Trust.